CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 856,567	$ 120,970	¥ 1,276,710
Restricted cash	807	114	1,006
Short-term investments	238,000	33,612	212,000
Inventories, net	2,926	413	5,042
Loan receivables, net	113,111	15,974	120,901
Prepayments and other current assets	99,108	13,997	161,249
Amounts due from related parties	57	8	1,789
Total current assets	1,310,576	185,088	1,778,697
Non-current assets:
Property, equipment and software, net	14,109	1,993	11,975
Intangible assets, net	813,011	114,819	1,001,967
Goodwill	186,504	26,339	1,568,653
Investments	102,373	14,458	241,721
Other non-current assets	14,183	2,003	763
Total non-current assets	1,130,180	159,612	2,825,079
Total assets	2,440,756	344,700	4,603,776
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB725 and RMB852 as of March 31, 2019 and 2020, respectively. Note 1)	17,080	2,412	17,989
Salaries and welfare payable (including salaries and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB939 and RMB663 as of March 31, 2019 and 2020, respectively. Note 1)	6,032	852	22,112
Advances from customers (including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB28 and RMB74 as of March 31, 2019 and 2020, respectively. Note 1)	103	15	1,177
Taxes payable (including taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB1,367 and RMB2,599 as of March 31, 2019 and 2020, respectively. Note 1)	6,342	896	5,844
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB1,085 and RMB1,323 as of March 31, 2019 and 2020, respectively. Note 1)	12,018	1,697	9,393
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB325,473 and RMB306,337 as of March 31, 2019 and 2020, respectively. Note 1)	393,536	55,578	492,385
Total current liabilities	435,111	61,450	548,900
Non-current liabilities:
Deferred tax liabilities	21,529	3,040	2,485
Other non-current liabilities	3,644	515	4,722
Total non-current liabilities	25,173	3,555	7,207
Total liabilities	460,284	65,005	556,107
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; nil and 10,456,075 shares as of March 31, 2019 and 2020, respectively)	(6,566)	(927)
Additional paid-in capital	9,431,740	1,332,016	9,392,737
Statutory reserves	2,630	371	2,475
Accumulated other comprehensive income	201,796	28,499	77,795
Accumulated deficit	(7,649,308)	(1,080,289)	(5,425,515)
Total MOGU Inc. shareholders' equity	1,980,472	279,695	4,047,669
Total shareholders' equity	1,980,472	279,695	4,047,669
Total liabilities and shareholders' equity	2,440,756	344,700	4,603,776
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	164	23	161
Total shareholders' equity	164		161
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	$ 2	16
Total shareholders' equity	¥ 16		¥ 16